Sale of Business - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2012
Business Acquisitions and Dispositions [Line Items]
Pretax gain on sale of divested business	$ 10.6
Services and Technology
Business Acquisitions and Dispositions [Line Items]
Pretax gain on sale of divested business		7.6
Revenue from divested business		$ 47.6